License agreements - Additional Information (Detail) - USD ($)	4 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of License Agreements [Line Items]
Research and development acquired in process			$ 35,286,000
Research and development expenses	$ 193,000	$ 4,565,000	$ 4,316,000
Estimate of Fair Value Measurement [Member]
Disclosure Of License Agreements [Line Items]
Common stock fair value per share			$ 1.57
Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Patent reimbursement fees			$ 300,000
Annual license maintenance fees payable within one year		25,000
Annual license maintenance fees payable after one Year and within Two Years		50,000
Annual license maintenance fee payable after two years and within three years		50,000
Annual license maintenance fee payable after three years and within four years		50,000
Annual license maintenance fee payable after four years and within five years		100,000
Annual license maintenance fee payable after five years and within six years		100,000
Annual license maintenance fee payable after six years and within seven years		100,000
Annual license maintenance fee payable after seven years and within eight years		100,000
Annual License maintenance fee payable eight years and thereafter		$ 200,000
Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Research and development acquired in process			$ 24,300,000
Royalty as a percentage of net sales		5.00%	5.00%
Stock issued during period shares purchase of assets			15,427,704
Stock issued during period value purchase of assets			$ 24,300,000
Date of expiry of license agreement			Jul. 31, 2025
License agreement period of extension			5 years
License agreement period of notice to be given for termination of agreement			180 days
Payable Upon Receipt of Regulatory Clearance and Approval [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Other commitments		$ 300,000	$ 300,000
Payable Upon Receipt of Us Cms Reimbursement Code [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Other commitments		$ 300,000	300,000
General and Administrative Expense [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Research and development acquired in process			$ 1,000,000
Milestone Three [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received		25.00%	25.00%
Milestone One [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		$ 1,000,000	$ 1,000,000
Milestone One [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		300,000	300,000
Milestone One [Member] | Fractal Dx [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Net sales		50,000,000	50,000,000
Milestone One [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Net sales		2,000,000	2,000,000
Milestone Two [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		4,000,000	4,000,000
Milestone Two [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		1,000,000	1,000,000
Milestone Two [Member] | Fractal Dx [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Net sales		250,000,000	250,000,000
Milestone Two [Member] | Licensed Products [Member] | Joslin License [Member]
Disclosure Of License Agreements [Line Items]
Net sales		$ 10,000,000	$ 10,000,000
Maximum [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales		8.00%	8.00%
Expiration period from first commercial sale of product			12 years
Maximum [Member] | Milestone Three [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received		70.00%	70.00%
Minimum [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales		6.00%	6.00%
Minimum [Member] | Milestone Three [Member] | Ismms Fractal Dl License Agreement [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received		15.00%	15.00%
Mount Sinai [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Research and development acquired in process			$ 10,000,000
Research and development expenses		$ 200,000	200,000
Mount Sinai [Member] | Milestone One [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		1,500,000	1,500,000
Net sales		50,000,000	50,000,000
Mount Sinai [Member] | Milestone Two [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Milestone payment payable		7,500,000	7,500,000
Net sales		$ 300,000,000	$ 300,000,000
Mount Sinai [Member] | Maximum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales		5.00%	5.00%
Expiration period from first commercial sale of product			12 years
Mount Sinai [Member] | Maximum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received		25.00%	25.00%
Mount Sinai [Member] | Minimum [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Royalty as a percentage of net sales		4.00%	4.00%
Mount Sinai [Member] | Minimum [Member] | Milestone Three [Member] | ISSMS And SRA [Member]
Disclosure Of License Agreements [Line Items]
Percentage of obligation on sublicense consideration received		15.00%	15.00%